Consolidated Schedule of Investments
January 31, 2026
(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–47.55%(a)
Argentina–0.79%
Argentina Treasury Bond,
15.50%, 10/17/2026	ARS	135,000,000	$87,706
29.50%, 04/27/2027(b)	ARS	14,350,000,000	11,509,754
			11,597,460
Australia–7.99%
Australia Government Bond, Series 142, 4.25%, 04/21/2026(c)	AUD	83,500,000	58,184,778
Queensland Treasury Corp., 5.25%, 08/13/2038(c)	AUD	16,000,000	10,790,197
South Australian Government Financing Authority, 4.50%, 05/23/2031(c)	AUD	54,000,000	37,264,486
Treasury Corporation of Victoria, 5.50%, 11/17/2026	AUD	16,000,000	11,264,161
			117,503,622
Brazil–10.46%
Brazil Notas do Tesouro Nacional,
Class NTNF, 10.00%, 01/01/2031	BRL	586,000,000	100,423,663
Series B, 6.00%, 05/15/2055	BRL	69,000,000	53,372,817
			153,796,480
Colombia–0.49%
Fideicomiso PA Concesion Ruta al Mar, 6.75%, 02/15/2044(c)	COP	8,000,000,000	1,619,202
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(c)	COP	23,500,000,000	5,609,783
			7,228,985
France–2.89%
BNP Paribas S.A.,
2.75%, 07/25/2028(c)(d)	EUR	10,000,000	11,893,590
2.00%, 05/24/2031(c)(d)	GBP	5,000,000	6,788,399
BPCE S.A., Series NC5, 1.50%, 01/13/2042(c)(d)	EUR	7,000,000	8,217,846
Electricite de France S.A.,
7.50%(c)(d)(e)	EUR	1,600,000	2,080,680
4.38%(c)(d)(e)	EUR	1,400,000	1,663,520
La Banque Postale, 3.88%(c)(d)(e)	EUR	10,000,000	11,864,460
			42,508,495
Germany–1.69%
Deutsche Bank AG, 4.50%(c)(d)(e)	EUR	7,000,000	8,310,308
	Principal Amount		Value
Germany–(continued)
Hannover Rueck SE, 5.88%, 08/26/2043(c)(d)	EUR	5,000,000	$6,701,323
Mercedes-Benz Finance Canada, Inc., 5.14%, 06/29/2026	CAD	5,000,000	3,710,168
Norddeutsche Landesbank - Girozentrale, 4.38%, 12/10/2035(c)(d)	EUR	5,000,000	6,056,603
			24,778,402
Greece–0.22%
Eurobank S.A., 5.88%, 11/28/2029(c)(d)	EUR	2,500,000	3,203,716
India–0.68%
India Government Bond, 7.09%, 08/05/2054	INR	950,000,000	9,952,592
Ivory Coast–0.41%
Ivory Coast Government International Bond, 5.25%, 03/22/2030(c)	EUR	5,000,000	6,041,542
Mexico–10.34%
Mexican Bonos, Series M, 8.50%, 02/28/2030	MXN	2,115,000,000	122,530,421
Mexican Udibonos, Series S, 4.00%, 08/30/2029	MXN	521,053,560	29,554,968
			152,085,389
South Africa–5.06%
Republic of South Africa Government Bond,
Series 2040, 9.00%, 01/31/2040	ZAR	450,000,000	28,556,274
Series 2048, 8.75%, 02/28/2048	ZAR	750,000,000	45,878,557
			74,434,831
Spain–2.73%
Spain Government Bond, 2.80%, 05/31/2026	EUR	26,000,000	30,888,431
Telefonica Europe, B.V., 6.75%(c)(d)(e)	EUR	7,000,000	9,261,456
			40,149,887
Supranational–1.48%
African Development Bank,
0.00%, 04/05/2046(f)	ZAR	600,000,000	6,992,643
0.00%, 01/17/2050(f)	ZAR	310,000,000	2,518,989
Corporacion Andina de Fomento, 10.35%, 03/15/2033(c)	MXN	200,000,000	12,221,103
			21,732,735
United Kingdom–1.38%
Allwyn Entertainment Financing (UK) PLC, 4.13%, 02/15/2031(c)	EUR	8,000,000	9,393,775
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount		Value
United Kingdom–(continued)
United Kingdom Gilt, 4.38%, 07/31/2054(c)	GBP	9,250,000	$10,968,061
			20,361,836
United States–0.94%
Ford Motor Credit Co. LLC, 6.86%, 06/05/2026	GBP	10,000,000	13,784,500
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $676,554,983)			699,160,472

U.S. Dollar Denominated Bonds & Notes–15.22%
Argentina–1.15%
Argentine Republic Government International Bond,
0.75%, 07/09/2030(g)		$4,320,000	3,665,520
3.50%, 07/09/2041(g)		7,000,000	5,078,500
Vista Energy Argentina S.A.U., 7.63%, 12/10/2035(c)		2,500,000	2,505,000
YPF S.A.,
6.95%, 07/21/2027(c)		1,000,000	1,010,827
8.75%, 09/11/2031(c)		4,550,000	4,709,082
			16,968,929
Brazil–1.51%
Arcos Dorados B.V., 6.38%, 01/29/2032(c)		2,280,000	2,395,140
Minerva (Luxembourg) S.A., 8.88%, 09/13/2033(c)		2,500,000	2,732,930
Petrobras Global Finance B.V.,
6.50%, 07/03/2033(h)		2,500,000	2,611,812
6.25%, 01/10/2036		5,000,000	4,918,750
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(c)		5,970,000	6,025,115
Vale Overseas Ltd., 6.00%, 02/25/2056(c)(d)		3,500,000	3,517,500
			22,201,247
Canada–0.21%
TELUS Corp., 6.38%, 06/09/2056(d)(h)		2,984,000	3,015,914
Chile–1.03%
Banco de Credito e Inversiones S.A., 8.75%(c)(d)(e)		2,500,000	2,700,475
Banco del Estado de Chile, 7.95%(c)(d)(e)		1,450,000	1,543,250
Chile Electricity Lux MPC II S.a.r.l., 5.58%, 10/20/2035(c)		2,116,298	2,174,341
Sociedad Quimica y Minera de Chile S.A.,
5.50%, 09/10/2034(c)		6,785,000	6,892,203
5.63%, 04/22/2056(c)(d)		1,800,000	1,798,848
			15,109,117
China–0.16%
Prosus N.V., 3.68%, 01/21/2030(c)		2,500,000	2,410,077
Principal Amount		Value
Colombia–0.55%
Ecopetrol S.A.,
8.63%, 01/19/2029	$5,000,000	$5,359,765
7.75%, 02/01/2032	2,680,000	2,753,628
		8,113,393
Dominican Republic–0.21%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(c)	2,975,000	3,123,081
Egypt–0.26%
Egypt Government International Bond, 8.63%, 02/04/2030(c)	3,490,000	3,809,399
Finland–0.68%
Nordea Bank Abp, 6.63%(c)(d)(e)	10,000,000	10,026,510
France–1.08%
AXA, 5.13%, 01/17/2047(c)(d)	7,500,000	7,542,054
Electricite de France S.A., 9.13%(c)(d)(e)	7,000,000	8,289,162
		15,831,216
Guatemala–0.14%
Energuate Trust 2.0, 6.35%, 09/15/2035(c)	2,000,000	2,000,284
India–0.35%
Muthoot Finance Ltd., 7.13%, 02/14/2028(c)	5,000,000	5,124,315
Ireland–0.17%
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	2,500,000	2,433,273
Japan–0.36%
RLGH Finance Bermuda Ltd., 6.75%, 07/02/2035(c)	5,000,000	5,294,453
Macau–0.36%
MGM China Holdings Ltd., 5.88%, 05/15/2026(c)(h)	3,520,000	3,522,845
Wynn Macau Ltd., 6.75%, 02/15/2034(c)(h)	1,750,000	1,775,408
		5,298,253
Mexico–1.23%
Banco Mercantil del Norte S.A., 8.38%(c)(d)(e)(h)	2,500,000	2,698,512
BBVA Bancomer S.A., 7.63%, 02/11/2035(c)(d)	6,000,000	6,346,454
CEMEX S.A.B. de C.V., 5.13%(c)(d)(e)	3,050,000	3,046,944
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(c)	3,750,000	3,267,138
Petroleos Mexicanos, 8.75%, 06/02/2029	2,500,000	2,685,827
		18,044,875
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Principal Amount		Value
Netherlands–0.68%
ING Groep N.V., 5.75%(d)(e)	$10,000,000	$10,065,894
Peru–0.33%
Compania de Minas Buenaventura S.A.A., 6.80%, 02/04/2032(c)	2,885,000	3,009,849
Orazul Energy Peru S.A., 6.25%, 09/17/2032(c)	1,896,000	1,916,407
		4,926,256
Serbia–0.17%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/2029(c)	2,468,000	2,484,233
Spain–0.35%
Repsol E&P Capital Markets US LLC,
4.81%, 09/16/2028(c)	1,909,000	1,931,518
5.20%, 09/16/2030(c)	1,934,000	1,964,342
5.98%, 09/16/2035(c)	1,250,000	1,276,707
		5,172,567
Switzerland–1.53%
Argentum Netherlands B.V. for Swiss Re Ltd., 5.63%, 08/15/2052(c)(d)	333,000	337,888
Credit Suisse Group AG, 6.25%(c)(d)(e)(i)(j)	9,800,000	2,790,550
UBS Group AG, 6.33%, 12/22/2027(c)(d)	10,000,000	10,198,389
Zurich Finance (Ireland) DAC, 3.50%, 05/02/2052(c)(d)	5,000,000	4,568,288
Zurich Finance Ireland Designated Activity Co., 3.00%, 04/19/2051(c)(d)	5,000,000	4,559,265
		22,454,380
Thailand–0.14%
GC Treasury Center Co. Ltd., 6.50%(c)(d)(e)	2,029,000	2,050,993
Turkey–0.17%
Akbank Turk A.S., 7.88%, 09/04/2035(c)(d)	2,500,000	2,570,666
United Kingdom–2.05%
Aberdeen Group PLC, 4.25%, 06/30/2028(c)	2,000,000	1,975,850
B.A.T. Capital Corp., 3.56%, 08/15/2027	7,000,000	6,957,604
Beazley Insurance DAC, 5.50%, 09/10/2029(c)	4,000,000	4,106,213
British Telecommunications PLC, 4.25%, 11/23/2081(c)(d)	4,400,000	4,383,444
Hiscox Ltd., 7.00%, 06/11/2036(c)(d)	2,500,000	2,692,657
Lloyds Banking Group PLC, 6.75%(d)(e)	10,000,000	10,083,910
		30,199,678
	Principal Amount		Value
United States–0.21%
BP Capital Markets PLC, 4.88%(d)(e)(h)		$1,500,000	$1,489,708
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028		1,600,000	1,575,392
			3,065,100
Uzbekistan–0.14%
Navoi Mining and Metallurgical Combinat, 6.70%, 10/17/2028(c)		2,000,000	2,075,407
Total U.S. Dollar Denominated Bonds & Notes (Cost $227,893,645)			223,869,510

Asset-Backed Securities–11.43%
Alba PLC,
Series 2007-1, Class F, 7.15% (SONIA + 3.37%), 03/17/2039(a)(c)(k)	GBP	2,298,584	2,922,190
Series 2006-2, Class F, 7.15% (SONIA + 3.37%), 12/15/2038(a)(c)(k)	GBP	787,644	988,665
Auburn 15 PLC,
Series E, 5.73% (SONIA + 2.00%), 07/20/2045(a)(c)(k)	GBP	870,000	1,173,526
Series F, 6.23% (SONIA + 2.50%), 07/20/2045(a)(c)(k)	GBP	1,035,000	1,397,028
Eurohome UK Mortgages PLC, Series 2007-2, Class B2, 7.90% (SONIA + 4.12%), 09/15/2044(a)(c)(k)	GBP	3,750,000	5,062,421
Eurosail PLC, Series 2007-4X, Class D1A, 5.65% (SONIA + 1.87%), 06/13/2045(a)(c)(k)	GBP	4,094,013	4,913,525
Eurosail-UK NC PLC,
Series 2007-1X, Class D1C, 4.79% (SONIA + 1.01%), 03/13/2045(a)(c)(k)	GBP	2,500,000	3,010,877
Series 2007-1X, Class D1A, 2.94% (3 mo. EURIBOR + 0.84%), 03/13/2045(a)(c)(k)	EUR	3,967,000	4,066,651
Frontier Mortgage Funding PLC,
Series 2025-1, Class E, 6.23% (SONIA + 2.50%), 12/20/2066(a)(c)(k)	GBP	6,442,000	8,829,484
Series 2025-1, Class F, 7.23% (SONIA + 3.50%), 12/20/2066(a)(c)(k)	GBP	4,628,000	6,343,276
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount		Value
Jupiter Mortgage No.1 PLC,
Series 1A, Class ER, 7.74% (SONIA + 4.00%), 07/20/2055(a)(c)(k)	GBP	2,200,000	$3,017,671
Series 1A, Class FR, 8.74% (SONIA + 5.00%), 07/20/2055(a)(c)(k)	GBP	2,000,000	2,743,307
Ludgate Funding PLC, Series 2007-1, Class RES, 0.00%, 01/01/2061(a)(c)(f)(l)	GBP	207,500,000	2,794,181
Mansard Mortgages PLC,
Series 2006-1X, Class B2, 7.36% (SONIA + 3.62%), 10/15/2048(a)(c)(k)	GBP	3,129,741	4,222,789
Series 2007-1X, Class B2, 6.86% (SONIA + 3.12%), 04/15/2049(a)(c)(k)	GBP	1,891,506	2,448,941
Mortgage Funding PLC, Series 2008-1, Class B2, 7.10% (SONIA + 3.32%), 03/13/2046(a)(c)(k)	GBP	6,580,280	8,344,657
Newday Funding Master Issuer PLC,
Series 2025-1X, Class E, 0.00% (SONIA + 3.30%), 04/15/2033(a)(c)(f)(k)	GBP	2,700,000	3,742,575
Series 2024-3X, Class E, 7.48% (SONIA + 3.75%), 11/15/2032(a)(c)(k)	GBP	3,480,000	4,858,325
Newgate Funding PLC,
Series 2006-2, Class CB, 2.45% (3 mo. EURIBOR + 0.43%), 12/01/2050(a)(c)(k)	EUR	1,412,749	1,554,105
Series 2007-2X, Class CB, 2.54% (3 mo. EURIBOR + 0.44%), 12/15/2050(a)(c)(k)	EUR	1,772,031	1,917,867
Series 2007-1X, Class CB, 2.44% (3 mo. EURIBOR + 0.38%), 12/01/2050(a)(c)(k)	EUR	1,037,130	1,111,736
Series 2007-3X, Class CB, 3.60% (3 mo. EURIBOR + 1.50%), 12/15/2050(a)(c)(k)	EUR	948,308	1,083,926
Pavillion Consumer PLC,
Series 2025-1A, Class C, 5.33% (SONIA + 1.60%), 01/25/2036(a)(c)(k)	GBP	10,000,000	13,711,308
Series 2025-1A, Class D, 5.63% (SONIA + 1.90%), 01/25/2036(a)(c)(k)	GBP	5,000,000	6,830,196
	Principal Amount		Value
RMAC Securities No. 1 PLC,
Series 2006-NS4X, Class B1C, 2.93% (3 mo. EURIBOR + 0.85%), 06/12/2044(a)(c)(k)	EUR	5,022,712	$5,503,149
Series 2006-NS3X, Class A2, 4.06% (SONIA + 0.27%), 06/12/2044(a)(c)(k)	GBP	10,141,582	13,631,152
Towd Point Mortgage Funding 2024 - Granite 6 PLC,
Series 2024-GR6X, Class F, 8.24% (SONIA + 4.50%), 07/20/2053(a)(c)(k)	GBP	1,000,000	1,370,564
Series 2024-GR6X, Class E, 7.24% (SONIA + 3.50%), 07/20/2053(a)(c)(k)	GBP	1,435,000	1,972,694
Towd Point Mortgage Funding 2024 - Granite 7 PLC, Series 2024- GR7X, Class E, 6.98% (SONIA + 3.25%), 04/20/2051(a)(c)(k)	GBP	1,125,000	1,542,023
Sestante Finance S.r.l., Series 2005, Class C1, 2.82% (3 mo. EURIBOR + 0.80%), 07/15/2045(a)(c)(k)	EUR	9,700,000	6,270,835
IM Pastor 4, FTA, Series B, 2.23% (3 mo. EURIBOR + 0.19%), 03/22/2044(a)(c)(k)	EUR	3,800,000	3,266,611
Fideicomiso Dorrego Y Libertador,
Series 1A, 2.00%, 12/31/2043(j)	ARS	10,843,617	9,407,922
0.00%, 12/31/2043(a)(f)(j)	ARS	117,222,368	76,967
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(a)(f)(j)(l)	ARS	445,000,000	2,480,159
Hera Financing DAC,
Series 2024-1A, Class B, 6.81% (SONIA + 2.95%), 11/17/2034(a)(c)(k)	GBP	2,249,806	3,098,924
Series 2024-1A, Class C, 7.61% (SONIA + 3.75%), 11/17/2034(a)(c)(k)	GBP	1,285,466	1,770,631
Series 2024-1A, Class A, 5.76% (SONIA + 1.90%), 11/17/2034(a)(c)(k)	GBP	1,607,555	2,213,279
Allied Credit ABS Trust, Series 2025-2, Class A, 4.43% (1 mo. BBSW + 0.87%), 09/17/2033(a)(c)(k)	AUD	4,353,105	3,031,588
Latitude Australia Personal Loans Trust, Series 2025-1, Class A, 4.56% (1 mo. BBSW + 1.00%), 09/17/2033(a)(c)(k)	AUD	1,575,976	1,099,055
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount		Value
Panorama Auto Trust, Series 2025-1, Class A, 4.53% (1 mo. BBSW + 0.97%), 03/15/2033(a)(c)(k)	AUD	3,058,692	$2,132,839
Pepper Residential Securities Trust No. 41, Series A1-A, 4.57% (1 mo. BBSW + 1.00%), 07/12/2067(a)(c)(k)	AUD	10,000,000	6,976,872
Progress Trust, Series 2023-2, Class A, 4.72% (1 mo. BBSW + 1.15%), 07/12/2054(a)(k)	AUD	6,543,292	4,593,467
RAF Trust, Series 2025-1, Class A, 4.51% (1 mo. BBSW + 0.95%), 12/09/2031(a)(c)(k)	AUD	866,394	604,008
Total Asset-Backed Securities (Cost $170,281,996)			168,131,966
U.S. Treasury Securities–6.87%
U.S. Treasury Bills–6.87%
3.56 - 4.14%, 05/14/2026 (Cost $100,970,224)(m)(n)(o)		$100,970,224	101,078,567
	Shares
Common Stocks & Other Equity Interests–3.55%
Argentina–3.55%
Banco BBVA Argentina S.A.		1,484,411	10,408,672
Banco Macro S.A., Class B		1,558,631	16,494,813
Cresud S.A. Comercial Inmobiliaria Financiera y Agropecuaria		513,579	718,510
Grupo Financiero Galicia S.A., Class B		3,232,725	18,562,454
Pampa Energia S.A., ADR(h)(p)		19,334	1,675,098
YPF S.A., Class D(p)		103,200	4,260,874
Total Common Stocks & Other Equity Interests (Cost $34,719,046)			52,120,421
	Principal Amount
Commercial Paper–0.08%
Argentina–0.08%
TMF Trust Co. (Argentina) S.A., 12.00%, 07/08/2026(j)(o)		364,281	366,665
Principal Amount		Value
Argentina–(continued)
TMF Trust Co. (Argentina) S.A., 12.00%, 01/07/2027(j)(o)	500,772	$507,510
TMF Trust Co. (Argentina) S.A., 12.00%, 04/07/2027(j)(o)	221,853	225,534
Total Commercial Paper (Cost $1,086,906)		1,099,709
Shares
Money Market Funds–8.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(q)(r)	41,237,299	41,237,299
Invesco Treasury Portfolio, Institutional Class, 3.57%(q)(r)	76,583,556	76,583,556
Total Money Market Funds (Cost $117,820,855)		117,820,855

Options Purchased–6.39%
(Cost $100,975,700)(s)		93,971,715
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.10% (Cost $1,430,303,355)		1,457,253,215
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.57%
Invesco Private Government Fund, 3.65%(q)(r)(t)	2,602,405	2,602,405
Invesco Private Prime Fund, 3.80%(q)(r)(t)	5,796,090	5,797,829
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,400,234)		8,400,234
TOTAL INVESTMENTS IN SECURITIES—99.67% (Cost $1,438,703,589)		1,465,653,449
OTHER ASSETS LESS LIABILITIES–0.33%		4,802,805
NET ASSETS–100.00%		$1,470,456,254
Investment Abbreviations:
ADR	– American Depositary Receipt
ARS	– Argentina Peso
AUD	– Australian Dollar
BBSW	– Bank Bill Swap Rate
BRL	– Brazilian Real
CAD	– Canadian Dollar
COP	– Colombia Peso
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
INR	– Indian Rupee
MXN	– Mexican Peso
SONIA	– Sterling Overnight Index Average
ZAR	– South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Notes to Consolidated Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $540,882,292, which represented 36.78% of the Fund’s Net Assets.

(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	All or a portion of this security was out on loan at January 31, 2026.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at January 31, 2026 represented less than 1% of the Fund’s Net Assets.

(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2026.
(l)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2026.

(m)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(n)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements.
(o)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(p)	Non-income producing security.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$63,741,013	$68,093,149	$(90,596,863)	$-	$-	$41,237,299	$391,306
Invesco Treasury Portfolio, Institutional Class	118,376,168	126,458,705	(168,251,317)	-	-	76,583,556	718,223
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,151,180	13,237,922	(14,786,697)	-	-	2,602,405	31,394*
Invesco Private Prime Fund	10,805,657	17,515,783	(22,523,611)	29	(29)	5,797,829	85,364*
Total	$197,074,018	$225,305,559	$(296,158,488)	$29	$(29)	$126,221,089	$1,226,287

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(r)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(s)	The table below details options purchased.
(t)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Deutsche Bank AG	04/24/2026	USD	0.72	AUD	7,500,000	$1,238,400
AUD versus USD	Call	Merrill Lynch International	06/01/2026	USD	0.72	AUD	7,500,000	498,912
AUD versus USD	Call	Merrill Lynch International	07/20/2026	USD	0.68	AUD	50,000,000	1,310,566
EUR versus USD	Call	Goldman Sachs International	03/26/2026	USD	1.21	EUR	125,000,000	98,088
EUR versus USD	Call	Goldman Sachs International	04/20/2026	USD	1.20	EUR	10,000,000	1,078,656
EUR versus USD	Call	Goldman Sachs International	05/06/2026	USD	1.20	EUR	7,500,000	712,463
EUR versus USD	Call	Goldman Sachs International	05/18/2026	USD	1.20	EUR	10,000,000	879,873
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	03/19/2026	USD	1.20	EUR	5,830,000	670,431
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	04/20/2026	USD	1.20	EUR	5,840,000	506,757
EUR versus USD	Call	Merrill Lynch International	05/08/2026	USD	1.35	EUR	16,670,000	203,229
Subtotal — Foreign Currency Call Options Purchased								7,197,375
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
CHF versus JPY	Put	Deutsche Bank AG	07/27/2026	JPY	160.00	CHF	12,500,000	$56,093
CHF versus JPY	Put	Goldman Sachs International	07/21/2027	JPY	147.00	CHF	20,000,000	208,473
CHF versus JPY	Put	UBS AG	09/17/2026	JPY	161.00	CHF	7,500,000	64,750
CHF versus JPY	Put	UBS AG	10/23/2026	JPY	165.00	CHF	7,500,000	125,639
CHF versus JPY	Put	UBS AG	01/20/2027	JPY	170.00	CHF	7,500,000	301,892
EUR versus BRL	Put	Goldman Sachs International	07/16/2026	BRL	6.00	EUR	10,000,000	1,700,751
EUR versus BRL	Put	Goldman Sachs International	07/23/2026	BRL	6.00	EUR	6,250,000	1,075,186
GBP versus USD	Put	UBS AG	02/23/2026	USD	1.30	GBP	62,500,000	2,908
USD versus BRL	Put	Barclays Bank PLC	04/30/2026	BRL	5.15	USD	2,500,000	420,122
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	04/23/2026	BRL	5.25	USD	5,000,000	358,590
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	05/11/2026	BRL	5.30	USD	50,000,000	938,550
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	05/27/2026	BRL	5.10	USD	7,500,000	441,645
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	06/25/2026	BRL	5.40	USD	50,000,000	1,450,750
USD versus BRL	Put	Merrill Lynch International	05/21/2026	BRL	5.35	USD	50,000,000	1,172,050
USD versus CAD	Put	Deutsche Bank AG	05/06/2026	CAD	1.20	USD	12,500,000	45,312
USD versus CLP	Put	Goldman Sachs International	01/15/2027	CLP	855.00	USD	50,000,000	1,654,300
USD versus INR	Put	Goldman Sachs International	05/22/2026	INR	82.00	USD	10,000,000	14,550
USD versus INR	Put	Goldman Sachs International	05/22/2026	INR	87.00	USD	6,250,000	112,900
USD versus INR	Put	Merrill Lynch International	05/26/2026	INR	87.00	USD	7,500,000	140,392
USD versus JPY	Put	BNP Paribas S.A.	02/16/2026	JPY	145.00	USD	175,000,000	67,550
USD versus JPY	Put	Goldman Sachs International	02/16/2026	JPY	143.00	USD	10,000,000	86,300
USD versus JPY	Put	Goldman Sachs International	05/06/2026	JPY	110.00	USD	50,000,000	22,950
USD versus JPY	Put	Goldman Sachs International	05/12/2027	JPY	120.00	USD	12,500,000	326,475
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	08/18/2027	JPY	117.50	USD	12,500,000	332,250
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	11/11/2027	JPY	115.00	USD	12,500,000	317,375
USD versus KRW	Put	Deutsche Bank AG	05/20/2026	KRW	1,200.00	USD	5,000,000	8,890
USD versus KRW	Put	Merrill Lynch International	05/15/2026	KRW	1,300.00	USD	116,670,000	34,184
USD versus KRW	Put	Merrill Lynch International	07/23/2026	KRW	1,350.00	USD	125,000,000	611,625
USD versus KRW	Put	Merrill Lynch International	06/04/2027	KRW	1,200.00	USD	12,500,000	428,362
USD versus MXN	Put	Merrill Lynch International	04/27/2026	MXN	16.50	USD	5,000,000	286,240
USD versus MXN	Put	Merrill Lynch International	07/13/2026	MXN	17.90	USD	125,000,000	4,183,375
USD versus ZAR	Put	Deutsche Bank AG	04/29/2026	ZAR	15.85	USD	75,000,000	893,925
USD versus ZAR	Put	Goldman Sachs International	07/23/2026	ZAR	16.05	USD	50,000,000	1,177,950
USD versus ZAR	Put	Merrill Lynch International	04/13/2026	ZAR	16.30	USD	50,000,000	1,207,300
USD versus ZAR	Put	Morgan Stanley and Co. International PLC	07/30/2026	ZAR	15.80	USD	25,000,000	440,600
USD versus ZAR	Put	UBS AG	04/29/2026	ZAR	15.75	USD	100,000,000	96,700
Subtotal — Foreign Currency Put Options Purchased								20,806,904
Total Foreign Currency Options Purchased								$28,004,279

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $45,573,359.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
1 Year Interest Rate Swap	Call	Goldman Sachs International	3.45%	Receive	SONIA	At Maturity	08/05/2026	GBP	250,000,000	$444,406
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.70	Receive	SOFR	Annually	09/24/2035	USD	33,333,333	1,376,261
2 Year Interest Rate Swap	Call	Goldman Sachs International	2.85	Receive	6 Month EURIBOR	Semi-Annually	09/12/2030	EUR	195,560,000	1,768,149
20 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.12	Receive	SOFR	Annually	10/17/2035	USD	66,670,000	1,386,498
5 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.98	Receive	SOFR	Annually	11/06/2030	USD	250,000,000	6,700,950
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.36	Receive	6 Month EURIBOR	Semi-Annually	02/06/2026	EUR	93,330,000	985
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.38	Receive	6 Month EURIBOR	Semi-Annually	06/24/2026	EUR	98,330,000	256,217
Subtotal — Interest Rate Call Swaptions Purchased										11,933,466
Interest Rate Risk
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.20	Pay	SOFR	Annually	09/24/2035	USD	33,333,333	2,043,526
15 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.76	Pay	6 Month EURIBOR	Semi-Annually	03/15/2039	EUR	60,000,000	13,890,244
20 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	6.12	Pay	SOFR	Annually	10/17/2035	USD	66,670,000	3,939,754
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.00	Pay	6 Month EURIBOR	Semi-Annually	01/20/2027	EUR	33,330,000	2,621,582
30 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	4.26	Pay	SOFR	Annually	01/27/2028	USD	48,330,000	3,190,279
30 Year Interest Rate Swap	Put	Merrill Lynch International	4.34	Pay	SOFR	Annually	01/08/2031	USD	23,330,000	2,148,718
30 Year Interest Rate Swap	Put	Mizuho Capital Markets LLC/New York	4.27	Pay	SOFR	Annually	01/08/2029	USD	33,330,000	2,665,386
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.15	Pay	SOFR	Annually	11/04/2026	USD	176,670,000	8,232,515
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.26	Pay	SOFR	Annually	01/10/2028	USD	50,330,000	3,277,101
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.28	Pay	SOFR	Annually	01/27/2028	USD	46,670,000	3,033,605
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.98	Pay	SOFR	Annually	11/06/2030	USD	250,000,000	8,991,260
Subtotal — Interest Rate Put Swaptions Purchased										54,033,970
Total Interest Rate Swaptions Purchased										$65,967,436

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $45,573,359.

Open Exchange-Traded Futures Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Interest Rate Risk
U.S. Treasury 10 Year Notes	Call	03/27/2026	3,333	USD	113.50	USD	378,295,500	$(677,016)
Interest Rate Risk
U.S. Treasury 10 Year Notes	Put	03/27/2026	3,333	USD	111.00	USD	369,963,000	(1,458,187)
Total Exchange-Traded Future Options Written								$(2,135,203)

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value		Value
Credit Risk
Goldman Sachs International	Put	70.00%	Markit CDX North America Investment Grade Index, Series 45, Version 1	(1.00)%	Quarterly	04/15/2026	0.495%	USD	100,000,000	$(47,655)
J.P. Morgan Chase Bank, N.A.	Put	350.00	Markit iTraxx Europe Crossover Index, Series 44, Version 1	(5.00)	Quarterly	03/18/2026	2.468	EUR	100,000,000	(142,154)
Total Credit Default Swaptions Written										$(189,809)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $45,573,359.
(b)
Implied credit spreads represent the current level, as of January 31, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Merrill Lynch International	07/20/2026	USD	0.72	AUD	50,000,000	$(537,722)
EUR versus BRL	Call	Goldman Sachs International	07/16/2026	BRL	6.75	EUR	5,000,000	(1,789,024)
EUR versus BRL	Call	Goldman Sachs International	07/23/2026	BRL	6.75	EUR	3,125,000	(1,160,024)
EUR versus MXN	Call	J.P. Morgan Chase Bank, N.A.	07/07/2026	MXN	22.65	EUR	75,000,000	(626,665)
USD versus BRL	Call	Goldman Sachs International	01/26/2027	BRL	5.75	USD	25,000,000	(1,384,575)
USD versus BRL	Call	Goldman Sachs International	07/06/2027	BRL	6.75	USD	75,000,000	(2,345,100)
USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	05/11/2026	BRL	6.00	USD	50,000,000	(211,200)
USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	06/25/2026	BRL	6.00	USD	25,000,000	(205,250)
USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	07/10/2026	BRL	7.00	USD	33,350,000	(50,192)
USD versus BRL	Call	Merrill Lynch International	05/21/2026	BRL	5.75	USD	50,000,000	(484,100)
USD versus BRL	Call	Merrill Lynch International	07/03/2026	BRL	6.00	USD	75,000,000	(674,175)
USD versus CLP	Call	Goldman Sachs International	01/15/2027	CLP	950.00	USD	50,000,000	(979,800)
USD versus IDR	Call	Goldman Sachs International	08/13/2026	IDR	17,000.00	USD	50,000,000	(869,100)
USD versus KRW	Call	Merrill Lynch International	07/23/2026	KRW	1,480.00	USD	50,000,000	(666,350)
USD versus MXN	Call	Merrill Lynch International	07/13/2026	MXN	19.20	USD	125,000,000	(868,750)
USD versus TRY	Call	Goldman Sachs International	01/25/2027	TRY	55.75	USD	87,500,000	(6,432,737)
USD versus ZAR	Call	Deutsche Bank AG	04/29/2026	ZAR	16.80	USD	75,000,000	(839,850)
USD versus ZAR	Call	Goldman Sachs International	07/23/2026	ZAR	17.00	USD	50,000,000	(911,550)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	02/01/2027	ZAR	18.35	USD	50,000,000	(947,900)
USD versus ZAR	Call	Merrill Lynch International	04/13/2026	ZAR	17.10	USD	50,000,000	(319,000)
USD versus ZAR	Call	Morgan Stanley and Co. International PLC	07/30/2026	ZAR	17.10	USD	25,000,000	(439,900)
Subtotal — Foreign Currency Call Options Written								(22,742,964)
Currency Risk
AUD versus USD	Put	Deutsche Bank AG	07/23/2026	USD	0.66	AUD	45,000,000	(256,483)
AUD versus USD	Put	J.P. Morgan Chase Bank, N.A.	01/06/2027	USD	0.62	AUD	100,000,000	(575,116)
AUD versus USD	Put	Merrill Lynch International	07/20/2026	USD	0.65	AUD	50,000,000	(206,851)
USD versus BRL	Put	Goldman Sachs International	07/06/2027	BRL	5.30	USD	75,000,000	(2,326,275)
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	05/11/2026	BRL	5.00	USD	50,000,000	(131,600)
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	06/25/2026	BRL	5.05	USD	50,000,000	(285,050)
USD versus BRL	Put	Merrill Lynch International	05/21/2026	BRL	5.05	USD	50,000,000	(210,450)
USD versus CLP	Put	Goldman Sachs International	01/15/2027	CLP	805.00	USD	100,000,000	(1,372,400)
USD versus CLP	Put	Morgan Stanley and Co. International PLC	03/05/2026	CLP	885.00	USD	50,000,000	(1,082,450)
USD versus MXN	Put	Merrill Lynch International	07/13/2026	MXN	17.10	USD	125,000,000	(1,400,750)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus ZAR	Put	Deutsche Bank AG	04/29/2026	ZAR	15.20	USD	75,000,000	$(222,225)
USD versus ZAR	Put	Goldman Sachs International	03/11/2026	ZAR	17.50	USD	25,000,000	(2,112,375)
USD versus ZAR	Put	Goldman Sachs International	07/23/2026	ZAR	15.45	USD	50,000,000	(524,250)
USD versus ZAR	Put	Merrill Lynch International	04/13/2026	ZAR	15.80	USD	50,000,000	(477,300)
USD versus ZAR	Put	Morgan Stanley and Co. International PLC	07/30/2026	ZAR	14.90	USD	25,000,000	(116,900)
Subtotal — Foreign Currency Put Options Written								(11,300,475)
Total Foreign Currency Options Written								$(34,043,439)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $45,573,359.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
5 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.35%	SOFR	Receive	Annually	07/29/2026	USD	100,000,000	$(522,333)
30 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.00	6 Month EURIBOR	Receive	Semi-Annually	01/28/2027	EUR	35,530,000	(1,093,444)
10 Year Interest Rate Swap	Call	Goldman Sachs International	3.50	SOFR	Receive	Annually	04/07/2026	USD	337,500,000	(447,157)
10 Year Interest Rate Swap	Call	Goldman Sachs International	3.40	SOFR	Receive	Annually	03/09/2026	USD	215,600,000	(40,552)
30 Year Interest Rate Swap	Call	Goldman Sachs International	3.02	6 Month EURIBOR	Receive	Semi-Annually	09/12/2030	EUR	17,780,000	(1,402,264)
1 Year Interest Rate Swap	Call	Goldman Sachs International	3.25	SONIA	Receive	At Maturity	08/05/2026	GBP	250,000,000	(206,272)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.42	SOFR	Receive	Annually	07/11/2029	USD	40,000,000	(583,929)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	4.06	SOFR	Receive	Annually	11/06/2030	USD	65,000,000	(5,630,296)
5 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.30	SOFR	Receive	Annually	01/06/2027	USD	166,670,000	(1,141,619)
5 Year Interest Rate Swap	Call	Merrill Lynch International	3.15	SOFR	Receive	Annually	01/08/2027	USD	100,000,000	(503,304)
5 Year Interest Rate Swap	Call	Merrill Lynch International	3.25	SOFR	Receive	Annually	01/19/2027	USD	166,666,667	(1,052,127)
30 Year Interest Rate Swap	Call	Merrill Lynch International	3.00	6 Month EURIBOR	Receive	Semi-Annually	01/28/2027	EUR	27,420,000	(843,857)
50 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.85	6 Month EURIBOR	Receive	Semi-Annually	03/04/2026	EUR	20,000,000	(75,615)
50 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.90	6 Month EURIBOR	Receive	Semi-Annually	03/16/2026	EUR	33,330,000	(293,077)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.00	6 Month EURIBOR	Receive	Semi-Annually	01/28/2028	EUR	11,840,000	(579,749)
Subtotal—Interest Rate Call Swaptions Written										(14,415,595)
Interest Rate Risk
30 Year Interest Rate Swap	Put	Barclays Bank PLC	5.55	SONIA	Pay	Annually	05/10/2027	GBP	33,330,000	(705,698)
5 Year Interest Rate Swap	Put	BNP Paribas S.A.	3.70	SOFR	Pay	Annually	07/29/2026	USD	100,000,000	(584,535)
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.50	6 Month EURIBOR	Pay	Semi-Annually	01/20/2027	EUR	66,670,000	(1,725,192)
1 Year Interest Rate Swap	Put	Goldman Sachs International	3.75	SONIA	Pay	At Maturity	08/05/2026	GBP	250,000,000	(114,353)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.58	SOFR	Pay	Annually	01/27/2028	USD	425,000,000	(3,163,883)
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.80	SOFR	Pay	Annually	01/06/2027	USD	166,670,000	(1,467,234)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
30 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	4.06%	SOFR	Pay	Annually	11/06/2030	USD	65,000,000	$(8,350,601)
5 Year Interest Rate Swap	Put	Merrill Lynch International	3.65	SOFR	Pay	Annually	01/19/2027	USD	166,666,667	(2,005,167)
1 Year Interest Rate Swap	Put	Merrill Lynch International	3.93	SOFR	Pay	At Maturity	01/08/2031	USD	333,330,000	(2,033,120)
5 Year Interest Rate Swap	Put	Merrill Lynch International	3.55	SOFR	Pay	Annually	01/08/2027	USD	100,000,000	(1,397,345)
10 Year Interest Rate Swap	Put	Merrill Lynch International	5.00	6 Month BBSW	Pay	Semi-Annually	12/11/2026	AUD	250,000,000	(3,713,326)
10 Year Interest Rate Swap	Put	Merrill Lynch International	5.00	6 Month BBSW	Pay	Semi-Annually	12/04/2026	AUD	100,000,000	(1,457,503)
10 Year Interest Rate Swap	Put	Mizuho Capital Markets LLC/New York	4.20	SOFR	Pay	Annually	01/08/2029	USD	68,000,000	(2,736,774)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.25	6 Month EURIBOR	Pay	Semi-Annually	07/16/2026	EUR	44,000,000	(1,164,823)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.59	SOFR	Pay	Annually	01/27/2028	USD	400,000,000	(2,950,628)
1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.50	SOFR	Pay	At Maturity	01/07/2028	USD	1,666,700,000	(6,159,623)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.78	SOFR	Pay	Annually	01/10/2028	USD	186,670,000	(3,435,611)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.00	SONIA	Pay	Annually	10/22/2027	GBP	53,335,000	(3,261,215)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.50	SOFR	Pay	Annually	11/04/2026	USD	176,670,000	(3,982,027)
Subtotal—Interest Rate Put Swaptions Written										(50,408,658)
Total Interest Rate Swaptions Written										$(64,824,253)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $45,573,359.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	3,530	March-2026	$735,977,424	$(584,504)	$(584,504)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	1,431	March-2026	(163,357,594)	(223,130)	(223,130)
Total Futures Contracts				$(807,634)	$(807,634)

(a)	Futures contracts collateralized by $1,531,555 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/18/2026	Deutsche Bank AG	INR	3,082,681,000	USD	33,923,332	$419,075
03/18/2026	Deutsche Bank AG	USD	19,525,523	AUD	29,476,270	998,140
03/18/2026	Deutsche Bank AG	USD	75,677,205	EUR	64,500,000	932,849
03/18/2026	Deutsche Bank AG	USD	27,650,000	GBP	20,480,418	372,865
03/18/2026	Deutsche Bank AG	USD	22,759,364	MXN	418,303,450	1,083,643
03/18/2026	Deutsche Bank AG	USD	2,368,052	NZD	4,080,788	92,907
03/18/2026	Deutsche Bank AG	USD	24,170,183	PLN	87,910,000	569,989
03/18/2026	Deutsche Bank AG	USD	95,537	SGD	122,851	1,325
02/03/2026	Goldman Sachs International	BRL	426,214,800	USD	81,892,886	905,798
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/03/2026	Goldman Sachs International	USD	208,510,153	BRL	1,112,314,037	$2,845,894
02/27/2026	Goldman Sachs International	USD	91,277,445	EUR	78,500,000	1,877,861
03/03/2026	Goldman Sachs International	USD	53,600,519	BRL	284,775,809	169,825
03/18/2026	Goldman Sachs International	EUR	39,500,000	USD	47,247,925	331,691
03/18/2026	Goldman Sachs International	USD	905,932	CZK	18,845,000	12,258
03/18/2026	Goldman Sachs International	USD	55,782,600	EUR	47,500,000	635,656
03/18/2026	Goldman Sachs International	USD	28,159,544	HUF	9,319,325,018	715,926
03/18/2026	Goldman Sachs International	USD	28,150,000	KRW	41,239,750,000	319,163
03/18/2026	Goldman Sachs International	USD	13,290,468	THB	421,188,216	134,478
05/08/2026	Goldman Sachs International	JPY	2,223,200,000	USD	16,000,000	1,519,534
03/19/2027	Goldman Sachs International	INR	22,223,750,000	USD	250,000,000	15,052,677
03/18/2026	J.P. Morgan Chase Bank, N.A.	EUR	15,227,966	USD	18,244,640	157,581
03/18/2026	J.P. Morgan Chase Bank, N.A.	JPY	2,895,146,376	USD	18,846,250	69,885
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	17,554,200	AUD	26,410,602	834,908
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	1,031,925	CAD	1,431,980	21,689
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	44,852,105	CNY	314,964,935	418,389
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	224,918,739	EUR	191,671,461	2,739,569
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	6,931,895	GBP	5,154,566	120,973
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	16,500,000	MXN	289,599,750	6,985
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	6,818,203	NOK	68,915,000	336,252
07/07/2026	J.P. Morgan Chase Bank, N.A.	JPY	1,572,412,500	USD	11,250,000	961,164
03/18/2026	Merrill Lynch International	USD	31,122,579	COP	120,441,270,250	1,181,254
03/18/2026	Merrill Lynch International	USD	9,266,088	GBP	6,950,646	244,316
03/18/2026	Merrill Lynch International	USD	45,929,012	KRW	67,048,549,335	356,819
03/18/2026	Merrill Lynch International	USD	17,820,983	MXN	322,831,125	580,167
03/18/2026	Merrill Lynch International	USD	12,500,000	ZAR	207,387,500	297,748
03/25/2026	Merrill Lynch International	IDR	561,723,605,700	USD	33,519,728	71,444
02/03/2026	Morgan Stanley and Co. International PLC	BRL	225,582,300	USD	43,131,546	267,587
03/09/2026	Morgan Stanley and Co. International PLC	USD	37,500,000	CLP	34,629,375,000	2,118,511
03/18/2026	Morgan Stanley and Co. International PLC	USD	20,740,000	AUD	30,797,696	703,743
03/18/2026	Morgan Stanley and Co. International PLC	USD	34,306,993	CLP	31,494,849,197	1,724,738
03/18/2026	Morgan Stanley and Co. International PLC	USD	62,564,600	ZAR	1,032,076,600	1,124,174
04/06/2026	Morgan Stanley and Co. International PLC	USD	10,500,000	CLP	9,261,000,000	94,655
02/25/2026	UBS AG	USD	8,513,895	GBP	6,500,000	380,167
03/18/2026	UBS AG	USD	41,985,000	JPY	6,528,985,035	358,490
Subtotal—Appreciation						44,162,762
Currency Risk
03/18/2026	BNP Paribas S.A.	EUR	17,507,834	USD	20,658,215	(136,762)
03/18/2026	Deutsche Bank AG	AUD	204,248,576	USD	135,297,321	(6,916,368)
03/18/2026	Deutsche Bank AG	EUR	63,727,244	USD	74,707,612	(984,600)
03/18/2026	Deutsche Bank AG	MXN	3,692,264,646	USD	200,891,467	(9,565,061)
03/18/2026	Deutsche Bank AG	NZD	4,078,481	USD	2,366,713	(92,854)
03/18/2026	Deutsche Bank AG	PLN	86,630,378	USD	23,818,360	(561,693)
03/18/2026	Deutsche Bank AG	USD	23,505,059	INR	2,135,951,747	(290,372)
03/18/2026	Deutsche Bank AG	USD	14,235,000	KRW	20,410,285,350	(145,105)
03/25/2026	Deutsche Bank AG	USD	20,740,000	IDR	347,913,500,000	(23,210)
02/03/2026	Goldman Sachs International	BRL	1,112,314,037	USD	203,148,238	(8,207,808)
02/03/2026	Goldman Sachs International	USD	81,492,668	BRL	426,214,800	(505,579)
03/03/2026	Goldman Sachs International	BRL	784,364,537	USD	147,633,140	(467,752)
03/18/2026	Goldman Sachs International	CZK	17,543,322	USD	843,357	(11,411)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/18/2026	Goldman Sachs International	HUF	9,027,943,772	USD	27,279,098	$(693,542)
03/18/2026	Goldman Sachs International	MXN	903,630,000	USD	50,000,000	(1,506,284)
03/18/2026	Goldman Sachs International	THB	421,254,721	USD	13,292,566	(134,499)
03/18/2026	Goldman Sachs International	USD	47,500,000	MXN	822,296,250	(629,683)
06/23/2026	Goldman Sachs International	BRL	88,764,000	USD	15,600,000	(734,097)
03/19/2027	Goldman Sachs International	USD	250,000,000	INR	22,223,750,000	(15,052,677)
02/12/2026	J.P. Morgan Chase Bank, N.A.	ZAR	276,072,000	USD	16,000,000	(1,078,506)
03/18/2026	J.P. Morgan Chase Bank, N.A.	AUD	23,330,000	USD	15,180,271	(1,063,883)
03/18/2026	J.P. Morgan Chase Bank, N.A.	CAD	6,833,309	USD	4,924,273	(103,498)
03/18/2026	J.P. Morgan Chase Bank, N.A.	CNY	44,785,000	USD	6,377,540	(59,491)
03/18/2026	J.P. Morgan Chase Bank, N.A.	EUR	116,744,814	USD	136,790,096	(1,873,879)
03/18/2026	J.P. Morgan Chase Bank, N.A.	GBP	4,990,782	USD	6,637,218	(191,549)
03/18/2026	J.P. Morgan Chase Bank, N.A.	MXN	1,419,031,250	USD	78,500,000	(2,383,799)
03/18/2026	J.P. Morgan Chase Bank, N.A.	NOK	67,850,974	USD	6,712,932	(331,061)
03/18/2026	J.P. Morgan Chase Bank, N.A.	SEK	177,000	USD	18,906	(1,008)
03/18/2026	J.P. Morgan Chase Bank, N.A.	TRY	36,405,000	USD	792,257	(17,823)
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	91,320,176	EUR	76,188,428	(827,159)
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	44,122,648	JPY	6,772,120,500	(202,312)
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	48,980,000	MXN	858,516,199	(45,171)
03/18/2026	J.P. Morgan Chase Bank, N.A.	ZAR	1,032,009,375	USD	62,500,000	(1,184,627)
06/22/2026	J.P. Morgan Chase Bank, N.A.	ZAR	138,975,000	USD	7,500,000	(1,016,747)
07/14/2026	J.P. Morgan Chase Bank, N.A.	BRL	30,150,000	USD	5,000,000	(520,967)
01/08/2027	J.P. Morgan Chase Bank, N.A.	AUD	17,000,000	USD	11,400,200	(374,140)
02/09/2026	Merrill Lynch International	BRL	11,025,000	USD	1,750,000	(341,523)
03/18/2026	Merrill Lynch International	COP	203,208,170,000	USD	52,509,928	(1,993,008)
03/18/2026	Merrill Lynch International	GBP	103,987,682	USD	138,628,684	(3,655,171)
03/18/2026	Merrill Lynch International	PEN	5,238,000	USD	1,552,368	(791)
03/18/2026	Merrill Lynch International	USD	7,500,000	COP	27,517,500,000	(119,467)
03/25/2026	Merrill Lynch International	USD	32,359,938	IDR	542,287,839,200	(68,972)
04/09/2026	Merrill Lynch International	AUD	9,000,000	USD	5,460,300	(805,636)
05/12/2026	Merrill Lynch International	EUR	12,000,000	USD	13,854,000	(435,384)
02/03/2026	Morgan Stanley and Co. International PLC	USD	43,500,000	BRL	225,582,300	(636,041)
03/18/2026	Morgan Stanley and Co. International PLC	CLP	31,405,767,384	USD	34,209,958	(1,719,860)
03/18/2026	Morgan Stanley and Co. International PLC	KRW	25,501,255,000	USD	17,380,425	(223,934)
03/18/2026	Morgan Stanley and Co. International PLC	ZAR	1,077,582,949	USD	62,761,540	(3,735,402)
03/18/2026	Standard Chartered Bank PLC	KRW	40,369,700,000	USD	27,527,924	(340,615)
03/18/2026	Standard Chartered Bank PLC	USD	28,470,000	JPY	4,338,161,802	(335,013)
Subtotal—Depreciation						(72,345,794)
Total Forward Foreign Currency Contracts						$(28,183,032)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
UBS AG	Sell	1.00%	Quarterly	12/20/2028	0.290%	EUR	7,500,000	$66,515	$178,665	$112,150
BNP Paribas S.A.	Sell	1.00	Quarterly	12/20/2030	0.382	EUR	12,500,000	388,074	425,248	37,174
Subtotal - Appreciation								454,589	603,913	149,324
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Centrally Cleared Credit Default Swap Agreements(a)—(continued)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 45, Version 1	Buy	(5.00)%	Quarterly	12/20/2030	2.966%	USD	69,300,000	$(4,934,053)	$(5,808,241)	$(874,188)
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2026	0.494	USD	8,000,000	(1,355)	(35,808)	(34,453)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.209	EUR	7,500,000	(46,743)	(198,401)	(151,658)
Mexico Government International Bonds	Buy	(1.00)	Quarterly	12/20/2029	0.700	USD	3,300,000	22,630	(35,462)	(58,092)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2030	0.346	EUR	12,500,000	(412,524)	(451,022)	(38,498)
Markit iTraxx Europe Crossover Index, Series 44, Version 1	Buy	(5.00)	Quarterly	12/20/2030	2.468	EUR	90,000,000	(10,429,419)	(11,512,530)	(1,083,111)
Turkey Government International Bonds	Buy	(1.00)	Quarterly	12/20/2030	2.173	USD	5,000,000	311,979	252,585	(59,394)
Subtotal - Depreciation								(15,489,485)	(17,788,879)	(2,299,394)
Total Centrally Cleared Credit Default Swap Agreements								$(15,034,896)	$(17,184,966)	$(2,150,070)

(a)	Centrally cleared swap agreements collateralized by $20,888,752 cash held with Counterparties.
(b)
Implied credit spreads represent the current level, as of January 31, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	SOFR	Annually	(3.83)%	Annually	08/04/2035	USD	29,995,000	$—	$6,436	$6,436
Pay	BZDIOVRA	At Maturity	12.91	At Maturity	01/03/2033	BRL	32,035,109	—	13,950	13,950
Receive	SOFR	Annually	(4.20)	Annually	07/08/2056	USD	22,835,000	—	49,948	49,948
Receive	SOFR	Annually	(3.69)	Annually	09/04/2035	USD	5,935,000	—	70,405	70,405
Pay	BZDIOVRA	At Maturity	13.54	At Maturity	01/03/2033	BRL	16,515,350	—	144,334	144,334
Pay	BZDIOVRA	At Maturity	13.32	At Maturity	01/03/2033	BRL	31,229,380	—	181,851	181,851
Receive	SOFR	Annually	(3.56)	Annually	12/12/2035	USD	13,995,000	—	326,133	326,133
Pay	3 Month CZK PRIBOR	Quarterly	3.79	Annually	12/02/2027	CZK	1,850,000,000	—	424,474	424,474
Pay	6 Month EURIBOR	Semi-Annually	2.42	Annually	01/29/2029	EUR	1,100,000,000	(173,457)	403,187	576,644
Receive	SOFR	Annually	(3.52)	Annually	12/10/2035	USD	27,670,000	—	744,266	744,266
Receive	6 Month EURIBOR	Semi-Annually	(2.38)	Annually	12/20/2054	EUR	19,200,000	—	3,486,861	3,486,861
Receive	6 Month EURIBOR	Semi-Annually	(1.98)	Annually	01/24/2075	EUR	11,760,000	84,194	3,708,177	3,623,983
Subtotal — Appreciation								(89,263)	9,560,022	9,649,285
Interest Rate Risk
Pay	6 Month EURIBOR	Semi-Annually	2.38	Annually	12/20/2054	EUR	19,200,000	—	(3,497,816)	(3,497,816)
Pay	KWCDC	Quarterly	2.82	Quarterly	11/16/2027	KRW	253,333,300,000	—	(704,301)	(704,301)
Receive	SORA	Semi-Annually	(1.52)	Semi-Annually	01/27/2028	SGD	108,335,000	—	(116,335)	(116,335)
Receive	SOFR	Annually	(3.86)	Annually	07/15/2035	USD	20,035,000	—	(61,790)	(61,790)
Receive	SOFR	Annually	(3.86)	Annually	07/15/2035	USD	20,035,000	—	(49,818)	(49,818)
Subtotal — Depreciation								—	(4,430,060)	(4,430,060)
Total Centrally Cleared Interest Rate Swap Agreements								$(89,263)	$5,129,962	$5,219,225

(a)	Centrally cleared swap agreements collateralized by $20,888,752 cash held with Counterparties.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 4	Sell	5.00%	Quarterly	12/20/2029	1.355%	EUR	15,000,000	$1,410,896	$2,412,068	$1,001,172
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 4	Sell	5.00	Quarterly	12/20/2029	0.347	EUR	31,891,370	5,018,668	6,352,985	1,334,317
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 4	Sell	5.00	Quarterly	12/20/2029	1.355	EUR	10,000,000	960,256	1,608,045	647,789
Subtotal—Appreciation									7,389,820	10,373,098	2,983,278
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)	Quarterly	12/20/2027	0.083	USD	19,883,846	(1,378,032)	(1,781,255)	(403,223)
Total Over-The-Counter Credit Default Swap Agreements									$6,011,788	$8,591,843	$2,580,055

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $45,573,359.
(b)
Implied credit spreads represent the current level, as of January 31, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
KWCDC	—South Korean Won Certificate of Deposit
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
SORA	—Singapore Overnight Rate Average
THB	—Thai Baht
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$699,160,472	$—	$699,160,472
U.S. Dollar Denominated Bonds & Notes	—	221,078,960	2,790,550	223,869,510
Asset-Backed Securities	—	156,166,918	11,965,048	168,131,966
U.S. Treasury Securities	—	101,078,567	—	101,078,567
Common Stocks & Other Equity Interests	1,675,098	50,445,323	—	52,120,421
Commercial Paper	—	—	1,099,709	1,099,709
Money Market Funds	117,820,855	8,400,234	—	126,221,089
Options Purchased	—	93,971,715	—	93,971,715
Total Investments in Securities	119,495,953	1,330,302,189	15,855,307	1,465,653,449
Other Investments - Assets*
Forward Foreign Currency Contracts	—	44,162,762	—	44,162,762
Swap Agreements	—	12,781,887	—	12,781,887
	—	56,944,649	—	56,944,649
Other Investments - Liabilities*
Futures Contracts	(807,634)	—	—	(807,634)
Forward Foreign Currency Contracts	—	(72,345,794)	—	(72,345,794)
Options Written	(2,135,203)	(99,057,501)	—	(101,192,704)
Swap Agreements	—	(7,132,677)	—	(7,132,677)
	(2,942,837)	(178,535,972)	—	(181,478,809)
Total Other Investments	(2,942,837)	(121,591,323)	—	(124,534,160)
Total Investments	$116,553,116	$1,208,710,866	$15,855,307	$1,341,119,289

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended January 31, 2026:
	Value 10/31/25	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 01/31/26
Asset-Backed Securities	$12,552,581	$—	$—	$—	$—	$(587,533)	$—	$—	$11,965,048
U.S. Dollar Denominated Bonds & Notes	2,790,550	—	—	—	—	—	—	—	2,790,550
Commercial Paper	1,372,724	—	(308,187)	35,768	—	(596)	—	—	1,099,709
Total	$16,715,855	$—	$(308,187)	$35,768	$—	$(588,129)	$—	$—	$15,855,307
Invesco International Bond Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 01/31/26	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Asset-Backed Securities	$11,965,048	Expected Recovery	Anticipated Proceeds	86.76% of Par	-
U.S. Dollar Denominated Bonds & Notes	2,790,550	Third-Party Pricing	Vendor Price Discount	15.00%	-
Commercial Paper	1,099,709	Expected Recovery	Anticipated Proceeds	248 - 431 Days	355 Days
Total	$15,855,307
Invesco International Bond Fund